Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of Loans to Principal Officers, Directors, and Their Affiliates

Loans to principal officers, directors, and their affiliates during 2014 were as follows:

Beginning balance	$6,752

New loans	2,279
Effect of changes in composition of related parties	—
Repayments	(4,495)

Ending balance	$4,536